Principal Mutual Funds Profile
                                 Class A Shares

This profile summarizes key information included in the Funds' prospectus. The Funds' prospectus includes additional material information about each Fund, including a more detailed description of the risks associated with investing in a Fund that you may want to consider before you invest. You may obtain the prospectus and other information about a Fund at no cost by calling (800) 247-4123.
The prospectus is also available on our website at: www.principal.com/funds.

A total of sixteen Principal Mutual Funds are available through the retirement plan adopted by your employer. These Funds are:


DOMESTIC GROWTH-ORIENTED FUNDS

Principal Balanced Fund, Inc.
Principal Blue Chip Fund, Inc.
Principal Capital Value Fund, Inc.
Principal Growth Fund, Inc.
Principal MidCap Fund, Inc.
Principal Real Estate Fund, Inc.
Principal SmallCap Fund, Inc.
Principal Utilities Fund, Inc.


INTERNATIONAL GROWTH-ORIENTED FUNDS

Principal International Emerging Markets Fund, Inc.
Principal International Fund, Inc.
Principal International SmallCap Fund, Inc.


INCOME-ORIENTED FUNDS

Principal Bond Fund, Inc.
Principal Government Securities Income Fund, Inc.
Principal High Yield Fund, Inc.
Principal Limited Term Bond Fund, Inc.


MONEY MARKET FUND

Principal Cash Management Fund, Inc.

If you have any questions about the investment options available to you, contact your registered representative. You may also obtain information regarding your investment options from a Princor Retirement Plan Specialist by calling (800) 247-4123 or writing to:

                       Princor Retirement Plan Operations
                          The Principal Financial Group
                                 711 High Street
                           Des Moines, Iowa 50392-0200

                                September 30, 1999


                                Table of Contents

Money Market Fund

Cash Management Fund.........................................................  6

Income-Oriented Funds

Limited Term Bond Fund.......................................................  8
Government Securities Income Fund............................................ 10
Bond Fund.................................................................... 12
High Yield Fund.............................................................. 14

Domestic Growth-Oriented Funds

Utilities Fund............................................................... 16
Real Estate Fund............................................................. 18
Balanced Fund................................................................ 20
Blue Chip Fund............................................................... 22
Capital Value Fund........................................................... 24
Growth Fund.................................................................. 26
MidCap Fund.................................................................. 28
SmallCap Fund................................................................ 30

International Growth-Oriented Funds

International Fund........................................................... 32
International SmallCap Fund.................................................. 34
International Emerging Markets Fund.......................................... 36

Information About Your Retirement Plan

Investment Information....................................................... 36
Services..................................................................... 37

Enrollment And Beneficiary Election Form..................................... 38


--------------------------------------------------------------------------------
Principal Cash Management Fund, Inc.                                Money Market
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The Cash Management Fund seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.


What is the Fund's Investment Strategy?

The Fund invests its assets in a portfolio of money market instruments. The Fund invests to maximize current income by investing in:

    o  U.S. Government securities
    o  Bank obligations
    o  Commercial paper
    o  Short-term corporate debt
    o  Repurchase agreements
    o  Taxable municipal obligations


What are the Significant Risks?

The yield on the Fund will vary with changes in short term interest rates. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the post-dividend value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with all mutual funds, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is appropriate for investors who
   o seek monthly  dividends to produce income without incurring much risk, or
   o have short-term needs.
It is not a good investment for retirement plan participants seeking growth. This Fund should not be relied on to meet short-term financial needs.


What are the Fund's Operating Expenses?

                 As of October 31, 1998
     Management Fees                        0.38%
     12b-1 Fees                              None
     Other Expenses                         0.18%
     Total Fund Operating Expenses          0.56%

No sales charge is imposed on the purchase of Fund Class A shares.

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $57          $179         $313        $701
You would pay the following expenses if you did not redeem your shares:
       $57          $179         $313        $70
--------------------------------------------------------------------------------


Who is the Fund's Investment Manager?

Michael R. Johnson has been responsible for the day-to-day Fund management since March 1983. Mr. Johnson has been Assistant Director - Securities Trading of Principal Management since 1994.


How has the Fund Performed?

The table shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.


       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1989      8.42%
        1990      7.63%
        1991      5.80%
        1992      3.38%
        1993      2.63%
        1994      3.77%
        1995      5.44%
        1996      4.96%
        1997      4.88%
        1998      5.15%
--------------------------------

--------------------------------------------------------------------------------
Principal Limited Term Bond Fund, Inc.                           Income-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The Limited Term Bond Fund seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.


What is the Fund's Investment Strategy?

The Fund invests primarily in high-grade, short-term debt securities. Under normal circumstances, the Fund invests at least 80% of its assets in:

    o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
    o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's);
    o if unrated, securities are of comparable quality in the opinion of Invista.

The rest of the Fund's assets are invested in securities in the fourth highest rating category ("investment grade") or their equivalent. While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. The Fund may invest in corporate debt securities and mortgage-backed securities. Under unusual market or economic conditions, for temporary or defensive purposes the Fund may invest up to 100% of its assets in cash or cash equivalents.


What are the Significant Risks?

Bond values fluctuate based on changes in interest rates, market conditions, and announcements of other economic, political, or financial information. Because the value of the securities in which the Fund invests fluctuate, principal values and investment returns will fluctuate As with all mutual funds, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund may be appropriate for investors who...

    o  want monthly dividends for income or to reinvest for modest growth,
    o are willing to accept some, although not dramatic, volatility in the value of their investment.
This Fund should not be relied on to meet short-term financial needs.

--------------------------------------
      Portfolio Composition
        as of June 30, 1999
--------------------------------------
    Corporate Bonds:  57.0%
    Mortgage-backed Securities:  21.4%
    Asset-backed Securities:  20.0%
    Commercial Paper:  1.6%
--------------------------------------

--------------------------------------
        Maturity Profile
       as of June 30, 1999
--------------------------------------
    Average Bond Quality:  AA3
    Average Bond Maturity:  3.89 years
    Average Duration:  2.86 years
--------------------------------------


What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees*                       0.50%
    12b-1 Fees                             0.15%
    Other Expenses                         0.48%
                                           -----
    Total Fund Operating Expenses          1.13%
*The Manager voluntarily waived certain fees and expenses during the fiscal year ended October 31, 1998. After waiver, the management fee paid was 0.19% (total expenses 0.82%).

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $263         $504         $763        $1,504
You would pay the following expenses if you did not redeem your shares:
       $263         $504         $763        $1,504
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           1.50%
     $50,000 but less than $100,000              1.25%
     $100,000 but less than $250,000             1.00%
     $250,000 but less than $500,000             0.75%
     $500,000 but less than $1,000,000           0.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Martin J. Schafer has been responsible for the day-to-day Fund management since its inception in February 1996. Mr. Schafer has been a Portfolio Manager for Invista since 1992 and has been with the Principal Financial Group since 1977.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Return
Calendar Years Ended December 31
--------------------------------
        1997      6.63%
        1998      6.70%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last Two Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      9/30/98             2.99%
      6/30/99            -0.49%
----------------------------------------

----------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
----------------------------------------------------------
                                  Past One  Past Five
                                    Year      Years
                                  --------  ---------
Limited Term Bond Fund              3.53%      5.34%*
Lehman Brothers
  Intermediate Government/
  Corporate Index                   4.19       7.04
Lipper Short-Intermediate
  Investment Grade Debt
  Fund Average                      3.38       6.11
----------------------------------------------------------
*Period from February 29, 1996 (date shares first offered to the public) through June 30, 1999.

--------------------------------------------------------------------------------
Principal Government Securities Income Fund, Inc.                Income-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The Government Securities Income Fund seeks a high level of current income, liquidity, and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates. What is the Fund's Investment Strategy?

The Fund invests in U.S. Government securities, which include obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The Fund invests in securities supported by:
    o  full faith and credit of the U.S. Government (GNMA certificates); or
    o  credit of the instrumentality (e.g. bonds issued by the Federal Home Loan
       Bank).


What are the Significant Risks?

Mortgage-backed securities are subject to prepayment (unscheduled principal payments) risk. Prepayments may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result and must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. During periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest and potentially increasing the volatility of the Fund.

At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium. Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. As with all mutual funds, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is a suitable investment for investors who want monthly dividends to provide income or to be reinvested in additional Fund shares to produce growth. Such investors prefer to have the repayment of principal and interest on most of the securities in which the Fund invests to be backed by the U.S. Government or its agencies. This Fund should not be relied on to meet short-term financial needs.

--------------------------------------
      Portfolio Composition
        as of June 30, 1999
--------------------------------------
    GNMA Securities:  99.9%
    Commercial Paper:  0.1%
--------------------------------------

--------------------------------------
        Maturity Profile
       as of June 30, 1999
--------------------------------------
    Average Bond Quality:  AAA
    Average Bond Maturity:  6.99 years
    Average Duration:  2.82 years
--------------------------------------


 What are the Fund's Operating Expenses?

                  As of October 31, 1998
    Management Fees                        0.45%
    12b-1 Fees                             0.20%
    Other Expenses                         0.21%
                                           -----
    Total Fund Operating Expenses          0.86%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
         1 Year   3 Years  5 Years  10 Years
         ------   -------  -------  --------
         $559     $736     $929     $1,485
You would pay the following expenses if you did not redeem your shares:
         $559     $736     $929     $1,485
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.
--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Martin J. Schafer has been responsible for the day-to-day Fund management since its inception in May 1985. Mr. Schafer has been a Portfolio Manager for Invista since 1992 and has been with the Principal Financial Group since 1977.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1989      15.04%
        1990       9.52%
        1991      16.83%
        1992       6.13%
        1993       9.16%
        1994      -4.89%
        1995      19.19%
        1996       3.85%
        1997       9.69%
        1998       7.19%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last Ten Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      6/30/95             6.38%
      3/31/94            -4.38%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five  Past Ten
                                    Year      Years     Years
                                  --------  ---------  --------
Government Securities
  Income Fund                       2.61%      7.85%     7.88%
Lehman Brothers
  GNMA Index                        4.06       8.11      8.32
Lipper GNMA Fund Average            2.62       7.03      7.45
--------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal Bond Fund, Inc.                                        Income-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The Bond Fund seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.


What  is the  Fund's Investment Strategy?

The Fund invests in fixed-income securities. Generally, the Fund invests on a long-term basis but may make short-term investments.

Under normal circumstances, the Fund invests at least 65% of its assets in:
    o debt securities and taxable municipal bonds either rated at the time of purchase in one of the top four categories by S&P or Moody's, or if not rated, in the Manager's opinion are of comparable quality.
    o similar Canadian, Provincial, or Federal Government securities payable in U.S. dollars;
    o  securities issued or guaranteed by the U.S. Government or its agencies.


What are the Significant Risks?

Bond values fluctuate based on changes in interest rates, market conditions, and announcements of other economic, political, or financial information. In addition, the value of the securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. During periods of falling interest rates, the price of a bond rises, and when rates rise the price of a bond declines. Because the value of the securities in which the Fund invests fluctuate the principal values and investment returns will fluctuate. As with all mutual funds, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is suitable for an investor seeking monthly dividends to provide income or to be reinvested in Fund shares for growth. Investors must also be willing to accept fluctuations in the value of the Fund's shares. This Fund should not be relied on to meet short-term needs.

--------------------------------------
      Portfolio Composition
        as of June 30, 1999
--------------------------------------
    Corporate Bonds:  94.5%
    Asset Backed Securities:  3.1%
    Commercial Paper:  2.4%
--------------------------------------

--------------------------------------
        Maturity Profile
       as of June 30, 1999
--------------------------------------
    Average Bond Quality:  Baa1
    Average Bond Maturity:  9.67 years
    Average Duration:  6.26 years
--------------------------------------


What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees*                       0.48%
    12b-1 Fees                             0.23%
    Other Expenses                         0.33%
                                           -----
    Total Fund Operating Expenses          1.04%

*The Manager voluntarily waived certain fees and expenses during the fiscal year ended October 31, 1998. After waiver, the Class A share management fee paid was 0.39% (total expenses 0.95%).

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $576         $790         $1,022      $1,686
You would pay the following expenses if you did not redeem your shares:
       $576         $790         $1,022      $1,686
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Scott A. Bennett, CFA, Assistant Director - Securities Investment of Principal Capital Management, LLC has been responsible for the day-to-day Fund management since November 1996. Mr. Bennett was Investment Manager of Investment Securities from 1991-1996.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1989      13.43%
        1990       4.64%
        1991      17.45%
        1992       8.61%
        1993      12.77%
        1994      -4.35%
        1995      22.28%
        1996       2.27%
        1997      10.96%
        1998       7.14%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last Ten Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      6/30/95             8.54%
      3/31/94            -4.06%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five  Past Ten
                                    Year      Years     Years
                                  --------  ---------  --------
Bond Fund                          -0.13%      7.96%     8.11%
Lehman Brothers BAA
  Corporate Index                   1.77       8.78      8.91
Lipper Corporate Debt BBB
  Rated Fund Average                0.85       7.85      8.28
--------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal High Yield Fund, Inc.                                  Income-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The High Yield Fund seeks high current income primarily by purchasing high yielding lower or non-rated fixed income securities which are believed not to involved undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.


What is the Fund's Investment Strategy?

The Fund invests predominantly in lower rated bonds, commonly referred to as "junk bonds" and may invest 100% of its assets in such bonds. Bonds of this type are considered to be speculative with regard to payment of interest and return of principal. The Fund invests its assets in securities rated Ba1 or lower by Moody's or BB+ or lower by S&P. The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. These securities are considered to be speculative with respect to the issuer's ability to pay interest and repay principal. The Fund does not invest in securities rated below Caa (Moody's) or below CCC (S&P) at the time of purchase. The yield to maturity on these securities is generally lower than the yield to maturity on lower rated fixed income securities.


What are the Significant Risks?

This Fund involves special risks. Compared to higher rated securities, lower rated securities may:
    o have a more volatile market value, generally reflecting specific events affecting the issuer;
    o be subject to greater risk of loss of income and principal (issuers are generally not as financially secure);
    o have a lower volume of trading, making it more difficult to value or sell the security; and
    o be more susceptible to a change in value or liquidity based on adverse publicity and investor perception, whether or not based on factual analysis.
The Fund tries to minimize the risks of investing in lower rated securities by diversification, investment analysis, and attention to current developments in interest rates and economic conditions. As with all mutual funds, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is generally a suitable investment for investors seeking monthly dividends to provide income or to be reinvested in Fund shares for growth. Investors should carefully consider their ability to assume the risks of this Fund before making an investment. Investors generally should not invest a large portion of their assets in the Fund due to the speculative nature of the securities in which the Fund invests. This Fund should not be relied on to meet short-term financial needs.


--------------------------------------
      Portfolio Composition
        as of June 30, 1999
--------------------------------------
    Corporate Bonds:  95.9%
    Commercial Paper:  4.1%
--------------------------------------

--------------------------------------
        Maturity Profile
       as of June 30, 1999
--------------------------------------
    Average Bond Quality:  Ba3
    Average Bond Maturity:  7.72 years
    Average Duration:  4.73 years
--------------------------------------

What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees                        0.60%
    12b-1 Fees                             0.25%
    Other Expenses                         0.55%
                                           -----
    Total Fund Operating Expenses          1.40%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $611         $897         $1,204      $2,075
You would pay the following expenses if you did not redeem your shares:
       $611         $897         $1,204      $2,075
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Mark P. Denkinger, CFA, Assistant Director - Securities Investment of Principal Capital Management LLC, has been responsible for the day-to-day Fund management since April 1998. Mr. Denkinger was Investment Manager from 1993-1998.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1989      -1.51%
        1990     -11.66%
        1991      28.74%
        1992      13.09%
        1993      12.10%
        1994      -0.65%
        1995      15.61%
        1996      12.54%
        1997       9.68%
        1998      -1.28%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last Ten Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      3/31/91             9.75%
      9/30/98            -6.52%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five  Past Ten
                                    Year      Years     Years
                                  --------  ---------  --------
High Yield Fund                    -3.76%      7.58%     6.80%
Lehman Brothers High Yield
  Composite Bond Index             -0.38       9.55     10.26
Lipper High Current Yield
  Fund Average                     -1.45       8.56      9.30
--------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal Utilities Fund, Inc.                                   Growth-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The Utilities Fund seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies in the public utilities industry.
What is the Fund's Investment Strategy?

The Fund invests in securities issued by companies in the public utilities industry. These companies include:
    o companies engaged in the manufacturing, production, generation, sale, or distribution of electric or gas energy or other types of energy;and
    o companies engaged in telecommunications, including telephone, telegraph, satellite, microwave, and other communications media (but not public broadcasting or cable television). Under normal market conditions, at least 65% (and up to 100%) of the assets of the Fund are invested in equity securities and fixed-income securities in the public utilities industry.


What are the Significant Risks?

Since the Fund's investments are concentrated in the utilities industry, the value of its shares changes in response to factors affecting those industries. Many utilities companies have been subject to risks of:
    o  increase in fuel and other operating costs;
    o  changes in interest rates on borrowings for capital improvement programs;
    o  changes in applicable laws and regulations;
    o changes in technology which render existing plants, equipment, or products obsolete;
    o  effects of conservation; and
    o increase in costs and delays associated with environmental regulations. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Generally, the prices charged by utilities are regulated to protect the public and ensure utility companies earn enough to grow and provide appropriate services. The prices of utility company bonds rise when interest rates fall and fall when interest rates rise. As with all mutual funds, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is a suitable investment for investors seeking quarterly dividends for income or to be reinvested for growth. Suitable investors are those who want to invest in companies in the utilities industry and are willing to accept fluctuations in the value of their investment. This Fund should not be relied on to meet short-term financial needs.

--------------------------------------
           Top Holdings
        as of June 30, 1999
--------------------------------------
    Bell Atlantic
    Ameritech Corp.
    Bellsouth Corp.
    U.S. West, Inc.
    MCI Worldcom Inc.
    GTE Corp.
    AT&T Corp.
    Sprint Corp.
    Enron Corp.
    Pinnacle West Capital Corp.
--------------------------------------

--------------------------------------
           Top Industries
        as of June 30, 1999
--------------------------------------
    Electric Services
    Telephone Communication
    Combination Utility Services
    Personal Credit Institutions
    Gas Production & Distribution
--------------------------------------


What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees*                       0.60%
    12b-1 Fees                             0.25%
    Other Expenses                         0.38%
                                           -----
    Total Fund Operating Expenses          1.23%
*The Manager voluntarily waived certain fees and expenses during the fiscal year ended October 31, 1998. After waiver, the management fee paid was 0.52% (total expenses 1.15%).

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $594         $847         $1,119      $1,893
You would pay the following expenses if you did not redeem your shares:
       $594         $847         $1,119      $1,893
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Catherine A. Zaharis, CFA has been responsible for the day-to-day Fund management since its inception in April 1993. Ms. Zaharis has been a Portfolio Manager for Invista since 1987.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1993       8.42%
        1994     -11.09%
        1995      33.87%
        1996       4.56%
        1997      29.58%
        1998      22.50%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last Six Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
     12/31/97            19.24%
      3/31/94            -9.00%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five  Past Ten
                                    Year      Years     Years
                                  --------  ---------  --------
Utilities Fund                     23.07%     19.02%    13.53%*
S&P 500 Stock Index                22.76      27.87     18.78
Dow Jones Utilities Index
  with Income Fund Average         11.95      18.21      N/A
--------------------------------------------------------------------
*Period from December 16, 1992 (date shares first offered to the public) through June 30, 1999.

--------------------------------------------------------------------------------
Principal Real Estate Fund, Inc.                                 Growth-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The Real Estate Fund seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.


What is the Fund's Investment Strategy?

The Fund invests primarily in equity securities of companies engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (REIT) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


What are the Significant Risks?

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
    o  declines in the value of real estate;
    o  risks related to general and local economic conditions;
    o  overbuilding; and
    o  increases in property taxes and operating expenses.
In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. The values of the Fund's assets change on a daily basis. The current share price reflects the activities of individual companies and general market and economic conditions. In the short term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with any mtutual fund, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

TheFund is generally a suitable investment for investors seeking long-term growth: o who want to invest in companies engaged in the real estate industry, and o who are willing to accept fluctuations in the value of the investment.
This Fund should not be relied on to meet short-term  financial needs.

--------------------------------------
           Top Holdings
        as of June 30, 1999
--------------------------------------
    Equity Residential Prop
    Prologis Trust
    Equity Office Properties
    Apartment Investment
    The Macerich Co.
    Cabot Industrial Trust
    Reckson Assoc. Realty
    Bradley Real Estate, Inc.
    Manufactured Homes
    CBL & Associates
--------------------------------------

--------------------------------------
           Top Industries
        as of June 30, 1999
--------------------------------------
    Apartment
    Personal Credit Institutions
    Real Estate Operators & Lessor
    Hotels & Motels
--------------------------------------


What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees                        0.90%
    12b-1 Fees                             0.31%
    Other Expenses                         1.04%
                                           -----
    Total Fund Operating Expenses          2.25%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $692         $1,145       $1,623      $2,937
You would pay the following expenses if you did not redeem your shares:
       $692         $1,145       $1,623      $2,937
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Kelly D. Rush, CFA, Assistant Director of Commercial Real Estate, Principal Capital Management LLC, has been responsible for the day-to-day Fund management since its inception in December 1997. Mr. Rush was Senior Administrator, Investment - Commercial Real Estate from 1993-1996.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1998      -13.62%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last One Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      6/30/99           11.00%
      9/30/98           -7.81%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five
                                    Year      Years
                                  --------  ---------
Real Estate Fund                   -4.02%     -7.00%*
Morgan Stanley REIT Index          -8.41       N/A
Lipper Real Estate  Fund
   Average                         -5.55      10.39
--------------------------------------------------------------------
*Period from December 31, 1997 (date shares first offered to the public) through June 30, 1999.

--------------------------------------------------------------------------------
Principal Balanced Fund, Inc.                                    Growth-Oriented
--------------------------------------------------------------------------------

What  is  the  Fund's Investment Objective?

The Balanced Fund seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objectives.


What is the Fund's Investment Strategy?

The Fund invests primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes, and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets are invested in bonds and cash.

As of October 31, 1998

Cash and Cash Equivalents
        1.82%

        Stocks
        54.08%        (pie chart)

        Bonds
       44.10%


What are the Significant Risks?

The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors.

Bond values change daily. Their prices reflect changes in interest rates, market conditions, and announcements of other economic, political, or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. As with any mutual fund, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is a suitable investment for investors seeking long-term growth but who are uncomfortable accepting the risks of investing entirely in common stocks. This Fund should not be relied on to meet short-term financial needs.

--------------------------------------
           Top Holdings
        as of June 30, 1999
--------------------------------------
    Chase Comm. Mtge. Sec.
    IBM Corp.
    First Data Corp.
    Browning-Ferris Ind.
    DLJ Comm. Mtge. Corp.
    Citigroup Inc.
    Pepsico, Inc.
    Merck & Co.
    Federal Home Loan Mtge. Corp.
    Allstate Corp.
--------------------------------------

--------------------------------------
           Top Industries
        as of June 30, 1999
--------------------------------------
    Mortgage Pass Through Securities
    Commercial Banks
    Drugs
    Fire, Marine, & Casualty Ins.
    Common Stock
--------------------------------------

What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees                        0.59%
    12b-1 Fees                             0.25%
    Other Expenses                         0.44%
                                           -----
    Total Fund Operating Expenses          1.28%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $599         $862         $1,144      $1,947
You would pay the following expenses if you did not redeem your shares:
       $599         $862         $1,144      $1,947
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1989      10.65%
        1990      -5.18%
        1991      31.72%
        1992      10.47%
        1993       9.01%
        1994      -3.38%
        1995      23.39%
        1996      13.00%
        1997      17.29%
        1998      11.20%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last Ten Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      3/31/91            11.34%
      9/30/90           -11.70%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five  Past Ten
                                    Year      Years     Years
                                  --------  ---------  --------
Balanced Fund                       8.59%     13.78%    10.91%
S&P 500 Stock Index                22.76      27.87     18.78
Lipper Balanced
  Fund Average                      9.98      16.25     12.46
--------------------------------------------------------------------


Who is the Fund's Investment Manager?

Douglas D. Herold, CFA, has been co-manager responsible for the day-to-day Fund management since October 1998. Mr. Herold has been a Portfolio Manager for Invista since 1996. Prior thereto, he was Securities Analyst from 1993-1996.

Martin J. Schafer has been co-manager of the Fund since December 1997. Mr. Schafer has been Portfolio Manager for Invista since 1992.

Judith A. Vogel, CFA, has been co-manager of the Fund since April 1993. Ms. Vogel has been Portfolio Manager for Invista since 1987.

--------------------------------------------------------------------------------
Principal Blue Chip Fund, Inc.                                   Growth-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The Blue Chip Fund seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.


What is the Fund's Investment Strategy?

The Fund selects the companies it believes to have the potential for growth of capital, earnings, and dividends. Under normal market conditions, the Fund invests at least 65% (and may invest up to 100%) of its assets in blue chip companies. Blue chip companies are easily identified by:
    o  size (market capitalization of at least $1 billion)
    o  established history of earnings and dividends
    o  easy access to credit
    o  good industry position
    o  superior management structure
In addition, the large market of publicly held shares for these companies and their generally high trading volume results in a relatively high degree of liquidity for these stocks.


What are the Significant Risks?

The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with any mutual fund, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is generally a suitable investment for investors seeking long-term growth who are willing to accept the risks of investing in common stocks but who prefer investing in larger, established companies. This Fund should not be relied on to meet short-term financial needs.

--------------------------------------
           Top Holdings
        as of June 30, 1999
--------------------------------------
    Hewlett-Packard Co.
    Browning-Ferris Ind.
    Johnson & Johnson
    Motorola, Inc.
    Minnesota Min. & Mfg.
    McDonald's Corp.
    Bank One Corp.
    GTE Corp.
    Chubb Corp.
    Royal Dutch Petroleum Co.
--------------------------------------

--------------------------------------
           Top Industries
        as of June 30, 1999
--------------------------------------
    Drugs
    Petroleum Refining
    Computer & Office Equipment
    Commercial Banks
    Telephone Communications
--------------------------------------

What are the Fund's  Operating Expenses?

                 As of October 31, 1998
    Management Fees                        0.48%
    12b-1 Fees                             0.25%
    Other Expenses                         0.58%
                                           -----
    Total Fund Operating Expenses          1.31%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $602         $870         $1159       $1979
You would pay the following expenses if you did not redeem your shares:
       $602         $870         $1159       $1979
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Mark T. Williams, CFA, has been responsible for the day-to-day Fund management since its inception in March 1991. Mr. Williams has been a Portfolio Manager for Invista since 1991.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1992       6.09%
        1993       2.62%
        1994       3.36%
        1995      33.19%
        1996      16.78%
        1997      26.25%
        1998      16.55%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last Seven Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      6/30/97            16.40%
      9/30/98            -9.92%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five  Past Ten
                                    Year      Years     Years
                                  --------  ---------  --------
Blue Chip Fund                     15.61%     22.27%    15.41%*
S&P 500 Stock Index                22.76      27.87     18.78
Lipper Growth and
  Income Fund Average              14.48      21.93     15.35
--------------------------------------------------------------------------------
*Period from March 1, 1991 (date shares first offered to the public) through June 30, 1999.

--------------------------------------------------------------------------------
Principal Capital Value Fund, Inc.                               Growth-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The Capital Value Fund seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.


What is the Fund's Investment Strategy?

The Fund invests primarily in securities that have "value" characteristics. This process is known as "value investing." Value stocks tend to have higher yields and lower price to earnings ratios than other stocks.

Securities chosen for investment may include those of companies which Invista believes can be expected to share in the growth of the nation's economy over the long term.


What are the Significant Risks?

The current price of the Fund's assets reflect the activities of the individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with any mutual fund, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is generally a suitable investment for investors seeking long-term growth. Investors should be willing to accept the risks of investing in common stocks but also prefer investing in companies that appear to be considered undervalued relative to similar companies. This Fund should not be relied on to meet short-term financial needs.

--------------------------------------
           Top Holdings
        as of June 30, 1999
--------------------------------------
    Atlantic Richfield Co.
    Grainger (W W)
    Browning-Ferris Ind.
    Chase Manhattan
    AT&T Corp.
    U.S. West, Inc.
    SBC Communications Inc.
    American Home Prod.
    Pepsico, Inc.
    Texaco Inc.
--------------------------------------

--------------------------------------
           Top Industries
        as of June 30, 1999
--------------------------------------
    Commercial Banks
    Drugs
    Telephone Communications
    Petroleum Refining
    Miscellaneous Converted Paper
--------------------------------------


What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees                        0.38%
    12b-1 Fees                             0.14%
    Other Expenses                         0.22%
                                           -----
    Total Fund Operating Expenses          0.74%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $547         $700         $867        $1,350
You would pay the following expenses if you did not redeem your shares:
       $547         $700         $867        $1,350
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Catherine A. Zaharis, CFA, has been responsible for the day-to-day Fund management since November 1996. Ms. Zaharis has been a Portfolio Manager for Invista since 1987. What is the Fund's Investment Objective?


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1989      14.76%
        1990     -10.64%
        1991      37.21%
        1992       9.09%
        1993       7.56%
        1994       0.21%
        1995      31.90%
        1996      23.42%
        1997      28.69%
        1998      12.13%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last Ten Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      3/31/91            17.94%
      9/30/90           -17.62%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five  Past Ten
                                    Year      Years     Years
                                  --------  ---------  --------
Capital Value Fund                  5.83%     20.74%    13.83%
S&P 500 Stock Index                22.76      27.87     18.78
Lipper Growth and Income
  Fund Average                     14.48      21.93     15.35
--------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal Growth Fund, Inc.                                      Growth-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The Growth Fund seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.


What is the  Fund's Investment Strategy?

To achieve the Fund's objective, Invista uses an approach described as "fundamental analysis." The basic steps involved in this analysis are:
    o Research. Invista researches economic prospects over the next one to two years rather than focusing on near term expectations. This approach is designed to provide insight into a company's real growth potential.
    o Valuation. The research findings allow Invista to identify the prospects for the major industrial, commercial, and financial segments of the economy. Invista looks at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity. It then uses this information to judge the prospects for each industry for the near and intermediate term.
    o Stock selection. Invista then purchases securities of issuers which appear to have high growth potential.


What are the Significant Risks?

These securities present greater opportunities for capital growth because of high potential earnings growth but may also involve greater risk than securities which do not have the same potential. The companies may have limited product lines, markets or financial resources, or may depend on a limited management group. As a result, these securities may change in value more than those of larger, more established companies. As the value of the stocks owned by the Fund changes, the Fund share price changes. As with any mutual fund, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is generally a suitable investment for investors who want long-term growth. Additionally, the investor must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth. This Fund should not be relied on to meet short-term financial needs.

--------------------------------------
           Top Holdings
        as of June 30, 1999
--------------------------------------
    Tyco International Ltd.
    MCI Worldcom Inc.
    Microsoft Corp.
    Intel Corp.
    Citigroup Inc.
    Home Depot Inc.
    Marriot Intl - Class A
    Chase Manhattan
    Johnson & Johnson
    General Electric Co.
--------------------------------------

--------------------------------------
           Top Industries
        as of June 30, 1999
--------------------------------------
    Drugs
    Commercial Banks
    Computer & Office Equipment
    Telephone Communications
    Electronic Components & Access.
--------------------------------------


What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees                        0.41%
    12b-1 Fees                             0.21%
    Other Expenses                         0.33%
                                           -----
    Total Fund Operating Expenses          0.95%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $567         $763         $976        $1,586
You would pay the following expenses if you did not redeem your shares:
       $567         $763         $976        $1,586
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Michael R. Hamilton has been responsible for the day-to-day Fund management since its inception in August 1987. Mr. Hamilton has been a Portfolio Manager for Invista since 1987.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1989      18.07%
        1990      -1.41%
        1991      56.61%
        1992      10.16%
        1993       7.51%
        1994       3.21%
        1995      33.47%
        1996      12.23%
        1997      28.41%
        1998      20.37%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last Ten Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      3/31/91            24.39%
      9/30/90           -18.61%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five  Past Ten
                                    Year      Years     Years
                                  --------  ---------  --------
Growth Fund                        11.73%     21.61%    18.13%
S&P 500 Stock Index                22.76      27.87     18.78
Lipper Growth Fund Average         18.87      23.10     16.60
--------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal MidCap Fund, Inc.                                      Growth-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The MidCap Fund seeks to achieve long-term capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.


What is the Fund's Investment Strategy?

The Fund chooses stocks which are thought to be responsive to changes in the marketplace and have the fundamental characteristics to support growth. The Fund may invest for any period in any industry, in any kind of growth-oriented company. Companies may range from the well-established and well-known to the new or those with limited operating history.

Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 20% of its assets in securities of foreign companies.


What are the Significant Risks?

The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies and general market and economic conditions. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with any mutual fund, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

         The Fund is generally a suitable investment for investors seeking long-term growth and who are willing to accept the potential for short-term fluctuations in the value of their investments. It is designed for long-term investors for a portion of their investments and not designed for investors seeking income or conservation of capital. This Fund should not be relied on to meet short-term financial needs.

--------------------------------------
           Top Holdings
        as of June 30, 1999
--------------------------------------
    McLeodUSA, Inc.
    TCF Financial Corp.
    Republic Services, Inc.
    Synopsys, Inc.
    Maytag Corp.
    Sungard Data Systems, Inc.
    Four Seasons Hotel, Inc.
    Jabil Circuit Inc.
    Coltec Industries
    Equifax Inc.
--------------------------------------

--------------------------------------
           Top Industries
        as of June 30, 1999
--------------------------------------
    Computer & Data Processing
    Commercial Banks
    Electronic Components & Access.
    Telephone Communications
    Savings Institutions
--------------------------------------


What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees                        0.56%
    12b-1 Fees                             0.24%
    Other Expenses                         0.42%
                                           -----
    Total Fund Operating Expenses          1.22%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $593         $844         $1,113      $1,882
You would pay the following expenses if you did not redeem your shares:
       $593         $844         $1,113      $1,882
The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Michael R. Hamilton has been responsible for the day-to-day Fund management since its inception in December 1987. Mr. Hamilton has been a Portfolio Manager for Invista since 1987.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1989      20.53%
        1990      -6.33%
        1991      52.83%
        1992      14.81%
        1993      12.29%
        1994       3.03%
        1995      34.20%
        1996      19.13%
        1997      22.94%
        1998      -0.23%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last Ten Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      3/31/91            25.77%
      9/30/98           -21.24%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five  Past Ten
                                    Year      Years     Years
                                  --------  ---------  --------
MidCap Fund                         3.62%     16.30%    15.04%
S&P 600 Index                      -2.31      16.59     12.40
Lipper MidCap Fund
  Average                          13.36      20.04     15.23
--------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal SmallCap Fund, Inc.                                    Growth-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The SmallCap Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.


What is the Fund's Investment Strategy?

The Fund invests in equity securities of companies in the U.S. with comparatively smaller market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies with market capitalizations of $1 billion or less.

In selecting the portfolio securities Invista looks at stocks with value and/or growth characteristics. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

What are the Significant Risks?

Investments in companies with smaller market capitalizations may involve greater risks and wide, rapid fluctuations in price than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with any mutual fund, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is a suitable investment for investors seeking long-term growth and who are willing to accept the potential for volatile fluctuations in the value of their investment. It is not designed for investors seeking income or conservation of capital. This Fund should not be relied on to meet short-term needs.

--------------------------------------
           Top Holdings
        as of June 30, 1999
--------------------------------------
    DII Group Inc.
    Liposome Company, Inc.
    Tenfold Corp.
    Hypercom Corp.
    Rubio's Restaurants, Inc.
    CFC International, Inc.
    ICG Communications Inc.
    Hot Topic Inc.
    Cybersource Corp.
    Anaren Microwave Inc.
--------------------------------------

--------------------------------------
           Top Industries
        as of June 30, 1999
--------------------------------------
    Computer & Data Processing
    Drugs
    Telephone Communications
    Savings Institutions
    Men's & Boys' Furnishings
--------------------------------------


What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees                        0.85%
    12b-1 Fees                             0.37%
    Other Expenses                         1.36%
                                           -----
    Total Fund Operating Expenses          2.58%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $724         $1,239       $1,780      $3,251
You would pay the following expenses if you did not redeem your shares:
       $724         $1,239       $1,780      $3,251
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

John F. McClain has been co-manager responsible for the day-to-day Fund management since inception in December 1997. Mr. McClain has been a Portfolio Manager for Invista since 1995. He was Investment Officer from 1992-1995.

Mark T. Williams, CFA, has been co-manager of the Fund since inception in December 1997. Mr. Williams has been Portfolio Manager for Invista since 1991.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's peformance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1998      -5.68
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last One Year
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      6/30/99            22.42%
      9/30/98           -23.52%

-----------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
-----------------------------------------------------
                                  Past One
                                    Year
                                  --------
SmallCap Fund                      10.08%
S&P 600 Index                      -2.31%
Lipper SmallCap Fund
   Average                          1.93%
-----------------------------------------------------

--------------------------------------------------------------------------------
Principal International Fund, Inc.                               Growth-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The International Fund seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world


What is the Fund's Investment Strategy?

The Fund invests in common stocks. Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies established in at least three different countries. Primary consideration is given to securities of corporations of Western Europe, North America, and Australasia (Australia, Japan and Far East Asia). In choosing investments for the Fund, Invista pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.


What are the Significant Risks?

The Fund owns stocks whose values change on a daily basis due to the activities of individual companies as well as general market and economic conditions. In the short term, stock prices and currencies can fluctuate dramatically in response to these factors. In addition, there are risks involved with any investment in foreign securities. These include the risk that a foreign security could lose value as a result of political, financial, and economic events in foreign countries.

Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.
Securities of foreign issuers may be less liquid than those of comparable domestic issuers. As with any mutual fund, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is suitable for investors who seek long-term growth and who want to invest in non-U.S. companies. This Fund is not appropriate for investors who are seeking either preservation of capital or high current income. Suitable investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks. This Fund should not be relied on to meet short-term financial needs.

--------------------------------------
           Top Countries
        as of June 30, 1999
--------------------------------------
    United Kingdom        Sweden
    Netherlands           France
    United States
--------------------------------------

--------------------------------------
           Top Holdings
        as of June 30, 1999
--------------------------------------
    Philips Electronics
    Telecom Italia-DI
    Ericsson LM B Shares
    Cookson Group
    United News & Media PLC
    Bank of Ireland
    Soc. Nationale ELF
    UBS AG
    Telecom Corp of New Zealand
    Astrazeneca
--------------------------------------

--------------------------------------
           Top Industries
        as of June 30, 1999
--------------------------------------
    Commercial Banks
    Telephone Communications
    Drugs
    Meat Products
    Communications Equipment
--------------------------------------


What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees                        0.68%
    12b-1 Fees                             0.19%
    Other Expenses                         0.38%
                                           -----
    Total Fund Operating Expenses          1.25%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $596         $853         $1,129      $1,915
You would pay the following expenses if you did not redeem your shares:
       $596         $853         $1,129      $1,915
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Scott D. Opsal, CFA, has been responsible for the day-to-day Fund management since April 1994. Mr. Opsal has been Executive Vice President and Chief Investment Officer of Invista since 1997. Prior thereto he was Vice President from 1986-1997.


How has the Fund Performed?

The chart shows the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1989      14.77%
        1990      -9.51%
        1991      15.25%
        1992       0.81%
        1993      46.34%
        1994      -5.26%
        1995      11.56%
        1996      23.76%
        1997      12.22%
        1998       8.48%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last Ten Years
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
     12/31/98            15.54%
      9/30/90           -18.37%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five  Past Ten
                                    Year      Years     Years
                                  --------  ---------  --------
International Fund                 -0.47%     11.66%    11.24%
Morgan Stanley Capital
  International EAFE
  (Europe, Australisa and
  Far East) Index                   7.62       8.21      6.60
Lipper International Fund
  Average                           4.83       9.10      9.67
--------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal International SmallCap Fund, Inc.
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The International SmallCap Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.


What is the Fund's Investment Strategy?

The Fund invests in stocks of non-U.S. companies with comparatively smaller market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1 billion or less.

The Fund diversifies its investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to have at least 65% of its assets invested in securities of companies of at least three countries.


What are the Significant Risks?

Foreign stocks carry risks that generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial, and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent account and disclosure standards than are required of U.S. companies.

Investment in companies with small market capitalizations carry their own risks. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative. As with any mutual fund, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

The Fund is suitable for investors seeking long-term growth who want to invest a portion of their assets in smaller, non-U.S. companies. This Fund is not appropriate for investors seeking either preservation of capital or high current income. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks. This Fund should not be relied on to meet short-term financial needs.

--------------------------------------
           Top Countries
        as of June 30, 1999
--------------------------------------
    Japan            Australia
    Finland          Canada
    Singapore
--------------------------------------

--------------------------------------
           Top Holdings
        as of June 30, 1999
--------------------------------------
    Yamada Denki
    Fast Retailing Co. Ltd.
    Jot Automation Group OYJ
    Esat Telecom Group ADR
    Vestas Wind Systems
    Perlos OYJ
    AT&T Canada, Inc.
    Tsuruha Co., Ltd.
    Kamps AG
    Aristocrat Leisure Ltd.
--------------------------------------

--------------------------------------
           Top Industries
        as of June 30, 1999
--------------------------------------
    Computer & Data Processing
    Electronic Components & Access.
    Radio, Television, & Computer
    Electric Services
    Commercial Banks
--------------------------------------


What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees                        1.20%
    12b-1 Fees                             0.33%
    Other Expenses                         1.13%
                                           -----
    Total Fund Operating Expenses          2.66%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $731         $1,262       $1,818      $3,326
You would pay the following expenses if you did not redeem your shares:
       $731         $1,262       $1,818      $3,326
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Darren K. Sleister has been responsible for the day-to-day Fund management since its inception in May 1997. Mr. Sleister has been a Portfolio Manager for Invista since 1995. Prior thereto he was a Securities Analyst.


How has the Fund Performed?

The chart show the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1998      14.40%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last One Year
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
      3/31/98            21.74%
      9/30/98           -19.84%
----------------------------------------

--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five
                                    Year      Years
                                  --------  ---------
International SmallCap Fund         6.25%     16.27%*
Morgan Stanley Capital
  International EAFE
  (Europe, Australia and
  Far East) Index                   7.62       8.21
Lipper International
  Small-Cap Fund Average           11.91       8.99
--------------------------------------------------------------------
*Period from August 29, 1997 (date shares first offered to the public) through June 30, 1999.

--------------------------------------------------------------------------------
Principal International Emerging Markets Fund, Inc.              Growth-Oriented
--------------------------------------------------------------------------------

What is the Fund's Investment Objective?

The International Emerging Markets Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.


What is the Fund's Investment Strategy?

The Fund invests in common stocks of companies in emerging market countries. The term "emerging market country" means any country which is considered to be an emerging country by the international financial community. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista focuses on those emerging market countries it believes have strongly developing economies and markets which are becoming more sophisticated.


What are the Significant Risks?

The Fund owns stocks whose values change on a daily basis due to the activities of individual companies as well as general market and economic conditions. In the short term, stock prices and currencies can fluctuate dramatically in response to these factors. In addition, there are risks involved with any investment in foreign securities. These include the risk that a foreign security could lose value as a result of political, financial, and economic events in foreign countries.

Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.
Securities of foreign issuers may be less liquid than those of comparable domestic issuers. As with any mutual fund, loss of money is a risk of investing in this Fund.


Who Should Invest in this Fund?

This Fund is a suitable investment for investors seeking long-term growth who want to invest a portion of their assets in securities of companies in emerging market countries. This Fund is not appropriate for investors seeking either preservation of capital or high current income. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies. This Fund should not be relied on to meet short-term financial needs.

--------------------------------------
           Top Countries
        as of June 30, 1999
--------------------------------------
    Korea            Mexico
    Brazil           South Africa
    India
--------------------------------------
           Top Holdings
        as of June 30, 1999
--------------------------------------
    FOMENTO (FEMSA)
    Videsh Sanchar Nigam Ltd.
    The India Fund Inc.
    Shinsegae Dept. Store
    Korea Telecom Corp. ADR
    Pohang Iron & Steel
    Shinhan Bank
    Overseas Union Bank Ltd.
    Compal Electronics, Inc.
    Matav RT ADR
--------------------------------------

--------------------------------------
           Top Industries
        as of June 30, 1999
--------------------------------------
    Telephone Communications
    Commercial Banks
    Beverages
    Personal Credit Institutions
    Computer & Office Equipment
--------------------------------------


What are the Fund's Operating Expenses?

                 As of October 31, 1998
    Management Fees                        1.25%
    12b-1 Fees                             0.39%
    Other Expenses                         1.67%
                                           -----
    Total Fund Operating Expenses          3.31%

--------------------------------------------------------------------------------
                                    Examples
--------------------------------------------------------------------------------
The Examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and the Fund's operating expenses remain the same although your actual costs may be higher or lower. Based on these assumptions your cost would be:
       1 Year       3 Years      5 Years     10 Years
       ------       -------      -------     --------
       $793         $1,445       $2,119      $3,907
You would pay the following expenses if you did not redeem your shares:
       $793         $1,445       $2,119      $3,907
--------------------------------------------------------------------------------

The following table describes the sales charges for contributions. Contributions for all participants are combined and added to existing plan account values to determine the sales charge for the current contribution.

--------------------------------------------------------------------------------
        Contributions Plus                   Sales Charge
     Principal Fund Plan Assets        (as % of Offering Price)
--------------------------------------------------------------------------------
     Less than $50,000                           3.75%
     $50,000 but less than $100,000              3.75%
     $100,000 but less than $250,000             3.75%
     $250,000 but less than $500,000             2.50%
     $500,000 but less than $1,000,000           1.50%
     $1,000,000 or more                            0
--------------------------------------------------------------------------------

The sales charge is waived for purchases of $1,000,000 or more. Such purchases are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred, then a 0.75% CDSC applies to the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions), or total cost of the shares redeemed. Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.


Who is the Fund's Investment Manager?

Kurtis D. Spieler, CFA, has been responsible for the day-to-day Fund management since its inception in May 1997. Mr. Spieler has been a Portfolio Manager for Invista since 1995. Prior thereto he was a Securities Analyst.


How has the Fund Performed?

The table and chart show the Fund's past performance of the Class A shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Please remember the Fund's past performance does not represent how it will perform in the future.

       Annual Total Returns
Calendar Years Ended December 31
--------------------------------
        1998      -17.42%
--------------------------------

----------------------------------------
Highest & Lowest Quarterly Total Returns
         for the Last One Year
----------------------------------------
    Quarter Ended     Quarterly Return
----------------------------------------
       3/30/99           25.56%
       9/30/98          -18.97%
----------------------------------------
--------------------------------------------------------------------
               Average annual total returns
           for the period ending June 30, 1999
--------------------------------------------------------------------
                                  Past One  Past Five
                                    Year      Years
                                  --------  ---------
International Emerging
  Markets Fund                     21.14%     -1.72%*
Morgan Stanley Capital
  International EMF
  (Emerging Markets Free)
  Index                            28.71      -0.83
Lipper Emerging
  Markets Fund Average             16.02      -1.21
--------------------------------------------------------------------
*Period from August 29, 1997 (date shares first offered to the public) through June 30, 1999.

                             Investment Information

Investment Manager

The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.

Principal Management Corporation serves as the manager for the Principal Mutual Funds. The Manager has signed sub-advisory contracts with Invista Capital Management, LLC. Under those contracts, Invista provides portfolio management for the Domestic and International Growth-Oriented Funds (except Real Estate, which is managed by Principal Management Corporation), the Government Securities Income Fund, and the Limited Term Bond Fund. The Bond, High Yield, and Cash Management Funds are managed by Principal Ma nagement Corporation.


How to Provide Investment Instructions

You  make  initial  investment   elections  by  completing  an
Enrollment Form (included in this booklet) when first enrolling in a plan. You can make changes to your account by calling (800) 247-4123, option 5 between the hours of 7:00 a.m. and 7:00 p.m. Central time. There is no charge or administrative fee for changing your investment direction or exchanging between the Funds. Each Mutual Fund reserves the right to limit exchanges to prevent excessive short-term trading which the Fund believes m ay interfere with managing the Fund's portfolio.


Dividends and Distributions

Dividends and capital gains distributions are reinvested in additional shares of the Fund you own without a sales charge.


                                    Services

Principal Mutual Funds offer you a variety of ways to obtain information, monitor your investments, and buy and sell shares.


Toll-Free Access

If you need account assistance or information, call our Customer Service Representatives at (800) 247-4123. They are available from 7:00 a.m. to 7:00 p.m. Central time on any day the New York Stock Exchange is open for trading. A Customer Service Representative can answer questions about your account and give you information regarding transactions, distributions, and general service issues.


PrinCall(R) Automated Telephone Service

When you need account information, it's as close as your telephone...24 hours a day! PrinCall (R) is a toll-free automated account information system which you access from a push-button phone. PrinCall is simple...fast... and free! Call
(800) 421-2298.


Semi-Annual Participant Statements

You'll receive an informative statement of account activity sent to your home twice per year.


Transfer/Exchange Services

As your financial objectives change, you can exchange your shares for shares of a different Principal Mutual Fund within the same share class or change your instructions for investment of new contributions. Telephone exchange privileges are available at (800) 247-4123.

Internet Access
Beginning third quarter 1999, you may visit www.principal.com to view your account information 24 hours a day, seven days a week! Simply select Your Portfolio to reach all of your Principal Mutual Fund information.


Additional Information

Additional information about each Fund's investments is available in annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling (800) 247-4123.


INSTRUCTIONS FOR COMPLETING THE ENROLLMENT AND BENEFICIARY ELECTION FORM

Sections A-E of the enrollment form must be completed to enroll in your employer's retirement plan and name your plan beneficiary. In the event your employer makes a discretionary contribution to the plan on your behalf, the information included on this form will be needed. You must complete this form even if you elect not to defer. Section F must be completed if you are married and do not designate your spouse as your sole primary beneficiary.


SECTION A: ACCOUNT REGISTRATION
    Complete all the information requested in this section. Your employer can confirm your date of employment or, if applicable, your rehire date.


SECTION B: SALARY DEFERRAL AGREEMENT
    Indicate in this section the amount of your salary you want to defer. This amount will be invested by your employer in the Principal Mutual Funds you select in Section C.


SECTION C: INVESTMENT DIRECTION

    Indicate in this section the portion of your contributions to be directed to the Fund or Funds you choose. The total of all contributions must equal 100%.

    The Fund or Funds in which you may invest are listed in the table below with an assigned code. You must invest using the Class A shares, which your employer has chosen for your retirement plan. Write the code of the Fund you select in the "Fund Code" column and the name of the Fund in the "Fund Name" column.
                                                    Fund Code
                                                     Class A
           GROWTH-ORIENTED FUNDS                     shares
     ---------------------------------------------------------
                       Domestic
     Balanced Fund                                     105
     Blue Chip Fund                                    110
     Capital Value Fund                                120
     Growth Fund                                       140
     MidCap Fund                                       130
     Real Estate Fund                                  148
     SmallCap Fund                                     149
     Utilities Fund                                    160
                       International
     International Emerging Markets Fund               143
     International Fund                                165
     International SmallCap Fund                       144

           INCOME-ORIENTED FUNDS
     ---------------------------------------------------------

     Bond Fund                                         115
     Government Securities Income Fund                 135
     High Yield Fund                                   145
     Limited Term Bond Fund                            147

           MONEY MARKET FUND
     ---------------------------------------------------------
     Cash Management Fund                              125


SECTION D: BENEFICIARY INSTRUCTIONS
    If this section is not completed, the plan administrator will assign your designated beneficiary according to the priority established in the plan documentation. If you are married and do not designate your spouse as your sole primary beneficiary, your spouse must complete Section F of this application.


SECTION E: SIGNATURE
    The  enrollment  form must be signed exactly as your name appears in Section
    A.


               RETURN THE COMPLETED, SIGNED FORM TO YOUR EMPLOYER.


                    ENROLLMENT AND BENEFICIARY ELECTION FORM
                            (for Class A shares only)

A.  Participant Information (please print)

________________________________________  ____-____-____  ________-____-________
    First    Middle Initial    Last       Date of Birth   Social Security Number
________________________________________________________  _______-______-_______
                      Street Address                          Daytime Phone
________________________________  _____  __________-________  ____-____-________
           City                    State        Zip Code      Date of Employment
____________________________________________________________  ____-____-________
                     Employer                                    Rehire Date

B.  Salary Deferral Agreement

Reduce my current and future compensation each pay period by: $________ or ____% of pay (enter 0% here if you choose not to defer). This agreement applies to amounts earned until changed by me in writing. I understand my Plan Sponsor may need to reduce my deferral percentage when required to meet certain plan limits. Please refer to your Summary Plan Description for additional contribution limits and restrictions on changing your contribution amount.

C. Investment Direction (Indicate the percentage of each contribution to be invested in the Principal Funds.):

             Complete this section even if you elect not to defer.

                                                                     Allocation
  Fund Code                        Fund Name                         Percentages
  ---------                        ---------                         -----------
___ ___ ___  _____________________________________________________  ___ ___ ___%
___ ___ ___  _____________________________________________________  ___ ___ ___%
___ ___ ___  _____________________________________________________  ___ ___ ___%
___ ___ ___  _____________________________________________________  ___ ___ ___%
___ ___ ___  _____________________________________________________  ___ ___ ___%
___ ___ ___  _____________________________________________________  ___ ___ ___%
___ ___ ___  _____________________________________________________  ___ ___ ___%
___ ___ ___  _____________________________________________________  ___ ___ ___%
                                                                     1   0   0 %
                                                                    ___ ___ ___

D.  Beneficiary Instructions

Note: Unless otherwise provided, if two or more beneficiaries are named, the proceeds shall be paid to the named beneficiaries, or to the survivor or survivors, in equal shares.

Check Box 1 or 2

1)___ I am not married and designate the person(s) name below to receive any death benefits from the Plan.

2)___ I am married and designate the person(s) named to receive any death benefits from the Plan. Note: If you married and do not name your spouse as your sole primary beneficiary, your spouse must sign the consent in Section F and the signature must be witnessed by a Plan Representative or Notary Public.

  PRIMARY BENEFICIARY
--------------------------------------------------------------------------------
       Name      Social Security #  %  Date of Birth  Relationship   Address
--------------------------------------------------------------------------------
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________

  CONTINGENT BENEFICIARY
--------------------------------------------------------------------------------
       Name      Social Security #  %  Date of Birth  Relationship   Address
--------------------------------------------------------------------------------
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________

E.  Signature
                                                     For Administrative Use Only
___________________________________________________  ___________________________
Participant's Signature                  Date        ___________________________
                                                           Date Received

              RETURN THE COMPLETED, SIGNED FORM TO YOUR EMPLOYER.
        PLAN SPONSOR - KEEP THIS FORM WITH YOUR PERMANENT PLAN RECORDS.

F.  Spousal Consent
--------------------------------------------------------------------------------
Spousal Consent: I hereby approve of, and consent to, the beneficiary designation elected in Section D of this form by my spouse. I understand that in approving the designation of a beneficiary other than myself, I am waiving my right to benefits to which I would otherwise be entitled under the Plan. I further understand that this designation will remain in effect until a subsequent beneficiary designation with my written consent is filed.

_______________________________________________
Spouse's Name (Please Print

_____________________________________________________________
Spouse's Signature                               Date

The spouse named above appeared beforfe me and signed the consent.

_____________________________________________________________
Plan Representative or Notary Public Signature   Date
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Spouse Not Located: I certify that my spouse cannot be located to sign this consent. I will notify the Plan Sponsor if my spouse is located. (It must be established to the satisfaction of the Plan Representative that your spouse cannot be located.)

_____________________________________________________________
Participant's Signature                          Date

I certify that the participant has established to my satisfaction that spousal consent cannot be obtained because the spouse cannot be located.

_________________________________________________
Plan Representative's Name (Please Print)

_____________________________________________________________
Plan Representative's Signature                  Date
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